As filed with the Securities and Exchange Commission on March 20, 2019

1933 Act Registration No. 2-47015

1940 Act Registration No. 811-2354

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 121	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒

BLACKROCK LIQUIDITY FUNDS

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway, Wilmington, Delaware 19809

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code (302) 797-2000

Charles Park

BlackRock Advisors, LLC

55 East 52nd Street

New York, New York 10055

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on March 20, 2019.

BLACKROCK LIQUIDITY FUNDS (REGISTRANT) ON BEHALF OF TEMPCASH, TEMPFUND, FEDERAL TRUST FUND, FEDFUND, T-FUND, TREASURY TRUST FUND, CALIFORNIA MONEY FUND, MUNICASH, MUNIFUND AND NEW YORK MONEY FUND

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ JOHN M. PERLOWSKI	Trustee, President and Chief Executive Officer (Principal Executive Officer)	March 20, 2019
John M. Perlowski

/s/ NEAL J. ANDREWS	Chief Financial Officer (Principal Financial and Accounting Officer)	March 20, 2019
Neal J. Andrews

BRUCE R. BOND*	Trustee
Bruce R. Bond

SUSAN J. CARTER*	Trustee
Susan J. Carter

COLLETTE CHILTON*	Trustee
Collette Chilton

NEIL A. COTTY*	Trustee
Neil A. Cotty

LENA G. GOLDBERG*	Trustee
Lena G. Goldberg

ROBERT M. HERNANDEZ*	Trustee
Robert M. Hernandez

HENRY R. KEIZER*	Trustee
Henry R. Keizer

CYNTHIA A. MONTGOMERY*	Trustee
Cynthia A. Montgomery

	DONALD C. OPATRNY*	Trustee
Donald C. Opatrny

	JOSEPH P. PLATT*	Trustee
Joseph P. Platt

	MARK STALNECKER*	Trustee
Mark Stalnecker

	KENNETH L. URISH*	Trustee
Kenneth L. Urish

	CLAIRE A. WALTON*	Trustee
Claire A. Walton

	ROBERT FAIRBAIRN*	Trustee
Robert Fairbairn

*By:	/s/ BENJAMIN ARCHIBALD		March 20, 2019
Benjamin Archibald (Attorney-In-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase